DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
DESCRIPTION OF BUSINESS

Description of Business

HPEV, Inc., (we, us, our, the “Company” or “HPEV”) was incorporated in the State of Nevada on July 22, 2002. We are formerly known as Bibb Corporation and Z3 Enterprises. We have developed and are currently commercializing heat dispersion technology in three market segments: motors and generators, pumps (initially drypit submersible pumps) and mobile electric generation (Mobile Generation). We intend to commercialize our technology in several additional market segments, including bearings, brakes and calipers. We believe that our proprietary technologies, including our patent portfolio and trade secrets, can help increase the efficiency and reduce manufacturing cost structures in several large industries, beginning with motors and generators, drypit submersible pumps and fleet vehicles. We currently own the rights to five patents and have multiple patent applications pending.

Basis of Presentation

We are not generating revenue and our operations have consisted of general administrative and pre-production activities. Accordingly, we are considered a development stage company. The accompanying condensed consolidated balance sheet as of December 31, 2013, has been derived from audited financial statements. The accompanying unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual audited financial statements and in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. In the opinion of management, such unaudited information includes all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of this interim information. All intercompany transactions have been eliminated in consolidation. Operating results and cash flows for interim periods are not necessarily indicative of results that can be expected for the entire year. The information included in this report should be read in conjunction with our audited financial statements and notes thereto included in our Annual Report on Form 10-K/A for the year ended December 31, 2013.

Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming we will continue as a going concern. We have incurred net losses since inception and have not fully commenced operations. We are still in the development stage, raising substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern is dependent on our ability to generate future revenue, achieve profitable operations and repay our obligations when they come due. We have entered into an agreement whereby we may sell up to $10,000,000 of our common stock to Lincoln Park Capital Fund LLC, subject to certain limitations over a 36-month period, when the registration statement we filed is declared effective by the SEC, but there can be no assurance that we will be successful in accomplishing our objectives. These condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty. As of the filing date of this Quarterly Report on Form 10-Q, management believes that it has adequate funding to ensure completion of the initial phases of the Company’s business plan: to license its thermal technologies and applications, including submersible drypit applications; to license and sell a mobile generation (ultimate power truck and ultimate work truck) driven by our proprietary gearing system; and to license a plug-in hybrid conversion system for heavy duty trucks, tractor trailers and buses.

Recently Issued Accounting Pronouncements

We have evaluated the recent accounting pronouncements through ASU 2014-10 and believe that none of them will have a material effect on our financial statements.

HPEV, Inc., a Nevada corporation (formerly known as Bibb Corporation and Z3 Enterprises) (hereinafter referred to as “HPEV” or “The Company”), was incorporated in the State of Nevada on July 22, 2002.

The Company’s principal operations were to produce fully integrated multi-media products targeting the marginally literate. The Company changed its focus to educational entertainment and reality show programming; feature films and special event marketing upon entering into a Joint Venture Agreement (the ”Joint Venture Agreement”) with Phoenix Productions and Entertainment Group (PPEG) in September 2010.

From September 2010 through March 2011, Z3E pursued business opportunities, but agreements were never fulfilled and the entertainment projects have been terminated.

On March 24, 2011, Z3 Enterprises entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc. (“HPEV”) in consideration for the issuance of 22,000,000 shares of Z3E common stock. Upon closing of the Share Exchange on April 15, 2011, HPEV became a wholly owned subsidiary of Z3E.

The terms of the Share Exchange Agreement required the current board of directors of Z3E (the “Board”) to designate Quentin Ponder and Timothy Hassett as directors of Z3E, as well as two other directors to be named later by HPEV.

On April 5, 2012, the Company amended its Articles of Incorporation to change its name from Z3 Enterprises, Inc. to HPEV, Inc. On the same date, the board appointed Timothy Hassett as Chief Executive Officer, Quentin Ponder as Chief Financial Officer (he remains Treasurer), Theodore Banzhaf as President and Judson Bibb as Vice President (he remains Secretary).

On April 6, 2012, the Board of Directors amended the bylaws. Specifically, they voted to increase the number of directors, to enable the filling of vacancies on the board of directors by majority vote of the remaining directors or director and to appoint Timothy Hassett and Quentin Ponder to serve as Chairman of the Board and Vice Chairman, respectively.

Control of Z3E changed hands on April 15, 2011 with the issuance of 21,880,000 shares of Z3E common stock to the original shareholders of HPEV pursuant to the terms of the as amended Share Exchange Agreement. An additional 120,000 shares were issued on December 14, 2011 which completed the issuance of 22,000,000 shares of Z3E common stock to HPEV, Inc. under the terms of the as-amended Share Exchange Agreement.

For accounting purposes, the acquisition of HPEV, Inc. by Z3 Enterprises, Inc. has been recorded as a reverse acquisition of a public company and recapitalization of Z3 Enterprises, Inc. based on factors demonstrating that HPEV represents the accounting acquirer.

HPEV was incorporated under the laws of the State of Delaware on March 25, 2011 to commercialize the technology from patents developed by two of its shareholders. Activities during its start-up stage were nominal.

Subsequent to the closing of the Share Exchange, Z3E changed its business focus to attempting to commercialize the HPEV technologies in a variety of markets by licensing its heat pipe technologies to electric motor, generator and vehicle component manufacturers. The Company also plans to license its hybrid conversion system to fleet owners and service centers.

Effective April 23, 2012, the Financial Industry Regulatory Authority (“FINRA”) approved the Company’s name change and the symbol change from BIBB to WARM.

Pursuant to the Securities Purchase Agreement with Spirit Bear Limited, (See Note 5), Jay Palmer and Carrie Dwyer were appointed to our board of directors effective February 20, 2013 and Donica Holt was appointed to our board of directors on March 7, 2013.

On May 5, 2011, a total of 7 patents (1 granted, 6 pending) were assigned to HPEV by Thermal Motors Innovations, LLC, a company controlled by the developers of the patents. Since then, additional patents have been awarded and filed. Therefore, as of March 26, 2014, our subsidiary, HPEV, owns the rights to five patents, and five patent-applications pending with two remaining to be assigned. See Note 5 – Intellectual Property.

The patents and patents-pending owned by HPEV cover composite heat pipes and their applications, a parallel power platform and a parallel power gearing system. The utilization of composite heat pipes should increase the horsepower of electric motors and enhance the lifespan and effectiveness of heat-producing vehicle components. The parallel power platform enables vehicles to alternate between two sources of power and forms the basis of the electric load assist delivered to the engine. The parallel power input gearing unit enables vehicles to run an on-board generator to deliver mobile electric power.

The Company intends to license heat pipe technology to manufacturers of electric motors and generators as well as vehicle parts such as brakes, resistors and calipers. It also plans to commercialize the patents by implementing and licensing a plug-in hybrid electric vehicle conversion system based on the parallel vehicle platform.

The Company is currently sourcing or commissioning the components to perform its initial conversion. The conversion, if successful, will be used to showcase the effectiveness of the technology, generate data and function as a marketing tool to generate orders. The target markets include commercial and fleet vehicles ranging from heavy duty pick-ups to tractor-trailer trucks and buses.

The parallel power input gearing unit forms the basis of the Company’s Mobile Generator (MG) system. The Company is currently negotiating with a number of fleet owners and manufacturers to install the MG system into their work vehicles.

To facilitate the incorporation of the Company’s heat pipe technology in industrial electric motors and generators, the Company has signed product development agreements with two multi-national manufacturers.

To prove the effectiveness of heat pipe technology under extreme conditions, the Company has signed agreements with racing teams to test its technology in high performance vehicle components.

As operations have consisted of general administrative and pre-production activities, HPEV, Inc. is considered a development stage company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915.

On December 9, 2011, Z3E and PPEG mutually agreed to dissolve their Joint Venture Agreement. The reason was due to a change in business direction by Z3E as a result of its acquisition of HPEV, Inc. The Joint Venture Agreement did not provide for any termination penalties.